Sale of assets (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The carrying amount of the major classes of assets and liabilities for the held-for-sale for both the CNG Compressor business and Industrial business segment at December 31, 2018 and December 31, 2017 are shown below:

	December 31, 2018	December 31, 2017

Cash	$—	$5,924
Accounts receivable	1,676	5,267
Inventories	—	5,006
Property, plant, and equipment	—	795
Total assets classified as held for sale	$1,676	$16,992

Accounts payable and accrued liabilities	$57	$12,597
Restructuring obligations	467	—
Income taxes payable	2,054	3,448
Other current liabilities	—	1,462
Deferred income tax liabilities and other liabilities	1,292	1,634
Total liabilities classified as held for sale	$3,870	$19,141
The following table presents the combined financial results of the CNG Compressor business and Industrial business segments which are included in net income from discontinued operations for the years ended December 31, 2018, 2017 and 2016:

	December 31, 2018	December 31, 2017	December 31, 2016
Revenue	$8,837	$46,268	$57,715

Cost of revenue	7,548	34,647	43,495
Research and development	603	2,972	3,960
General and administrative	1,083	5,027	3,429
Sales and marketing	575	2,713	2,765
	9,809	45,359	53,649
Operating income (loss) from discontinued operations	(972)	909	4,066

Restructuring costs	1,268	—	—
Net gain on sale of assets	(10,710)	(58,310)	—
Other expenses (recovery)	—	220	(93)
Income from discontinued operations before income tax	8,470	58,999	4,159
Income tax expense (recovery)	(808)	6,118	1,060
Net income from discontinued operations	$9,278	$52,881	$3,099